Vessels, Net, Acquisitions (Details) $ in Thousands	Dec. 13, 2016 t	Nov. 30, 2016 t	Sep. 26, 2016 USD ($) Vessel	Nov. 28, 2016 Vessel	Mar. 11, 2014 Vessel
Vessels, Net [Abstract]
Number of vessels to be acquired | Vessel					4
Capesize Vessel [Member]
Vessels, Net [Abstract]
Number of vessels to be acquired | Vessel			2	2
Purchase price per vessel | $			$ 20,750
Capesize Vessel [Member] | Lordship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t		178,838
Margin on index-linked charter rate		6.00%
Capesize Vessel [Member] | Lordship [Member] | Minimum [Member]
Vessels, Net [Abstract]
Term of charter contract for acquired vessel		11 months
Capesize Vessel [Member] | Lordship [Member] | Maximum [Member]
Vessels, Net [Abstract]
Term of charter contract for acquired vessel		13 months
Capesize Vessel [Member] | Knightship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t	178,978